PROPOSED OFFERING	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering
PROPOSED OFFERING

NOTE 3. PROPOSED OFFERING

Pursuant to the Proposed Offering, the Company will offer for sale up to 27,500,000 Units (or 31,625,000 Units if the underwriter’s overallotment option is exercised in full) at a purchase price of $10.00 per Unit. Each Unit will consist of one share of the Company’s Class A common stock, $0.0001 par value, and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7).

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 31,625,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one third of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7).